UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:   -------
 This Amendment (Check only one):        [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Tokio Marine Asset Management New York Co., Ltd.
Address:       101 Park Avenue
               New York, NY  10178-0096

Form 13F File Number:  28-3605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Toshiya Kimura
Title:   Chief Investment Officer
Phone:   (212) 297-6704

Signature, Place and Date of Signing:

/s/ Toshiya Kimura     New York, NY          August 1, 2000
--------------------------------------------------------------------------------
[Signature]           [City, State]               [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included managers:                0

Form 13F Information Table Entry Total:          80

Form 13F Information Table Value Total:     502,311
                                            (thousands)


List of Other Included Managers:  N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

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Column 1                      Column 2      Column 3      Column 4         Column 5         Column 6     Column 7   Column 8
Name of Issuer             Title of class    CUSIP #    MARKET VALUE    Amount and Type    Investment     Other      Voting
                                                          (x $1000)      of Security       Discretion    Managers   Authority
                                                                                                                     (Sole)
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ALLTEL CORP                 Common Stock    020039103       1,239          20,000    SH        SOLE                     20,000
AMDOCS LTD                  Common Stock   0G02602103       5,373          70,000    SH        SOLE                     70,000
AMERICA ONLINE              Common Stock    02364J104       6,066         115,000    SH        SOLE                    115,000
AMERICAN EXPRESS            Common Stock    025816109       7,092         136,062    SH        SOLE                    136,062
AMERICAN INT'L GROUP        Common Stock    026874107       7,635          64,978    SH        SOLE                     64,978
AMGEN                       Common Stock    031162100       7,376         105,000    SH        SOLE                    105,000
ANHEUSER-BUSCH              Common Stock    035229103       4,705          63,000    SH        SOLE                     63,000
AT & T CORP                 Common Stock    001957109       3,480         110,032    SH        SOLE                    110,032
AUTOMATIC DATA PROCESS      Common Stock    053015103       5,576         104,098    SH        SOLE                    104,098
AXA FINANCIAL               Common Stock    002451102       4,998         147,000    SH        SOLE                    147,000
BANK NEW YORK CO            Common Stock    064057102       8,317         178,854    SH        SOLE                    178,854
BANK OF AMERICA CORP        Common Stock    060505104       2,623          61,000    SH        SOLE                     61,000
BERKSHIRE HATHAWAY B        Common Stock    084670207       1,232             700    SH        SOLE                        3.5
CALPINE CORPORATION         Common Stock    131347106      10,395         158,000    SH        SOLE                    158,000
CHASE MANHATTAN CORP        Common Stock    16161A108       7,935         172,272    SH        SOLE                    172,272
CHEVRON CORP                Common Stock    166751107       5,682          67,000    SH        SOLE                     67,000
CISCO SYSTEMS               Common Stock    17275R102      15,764         248,000    SH        SOLE                    248,000
CITIGROUP                   Common Stock    172967101      10,092         167,500    SH        SOLE                    167,500
CLOROX CO                   Common Stock    189054109       3,164          70,602    SH        SOLE                     70,602
COCA-COLA CO                Common Stock    191216100       4,788          83,363    SH        SOLE                     83,363
COMCAST CORP A SPECIAL      Common Stock    200300200       5,954         147,000    SH        SOLE                          0
CORNING                     Common Stock    219350105      17,272          64,000    SH        SOLE                     64,000
DELL COMPUTER CORP          Common Stock    247025109       3,452          70,000    SH        SOLE                     70,000
THE WALT DISNEY CO.         Common Stock    254687106       5,240         135,000    SH        SOLE                    135,000
EMC CORP                    Common Stock    268648102      13,849         180,000    SH        SOLE                    180,000
ENRON CORP                  Common Stock    293561106      10,965         170,000    SH        SOLE                    170,000
EXXON MOBIL CORP            Common Stock    30231G102      10,083         128,452    SH        SOLE                    128,452
FANNIE MAE                  Common Stock    313586109       3,768          72,196    SH        SOLE                     72,196
FIRST DATA CORP             Common Stock    319963104       7,220         145,500    SH        SOLE                    145,500
FORD MOTOR CO               Common Stock    345370100       3,440          80,000    SH        SOLE                     80,000
GAP                         Common Stock    364760108       3,125         100,000    SH        SOLE                    100,000
GENERAL ELECTRIC CO         Common Stock    369604103      16,662         314,386    SH        SOLE                    314,386
GLOBAL CROSSING             Common Stock    G3921A100       2,289          87,000    SH        SOLE                     87,000
HOME DEPOT                  Common Stock    437076102       8,365         167,500    SH        SOLE                    167,500
HONEYWELL INT'L INC         Common Stock    438516106       3,600         106,875    SH        SOLE                    106,875
IBM CORP                    Common Stock    459200101       8,108          74,000    SH        SOLE                     74,000
INKTOMI CORP                Common Stock    457277101       3,548          30,000    SH        SOLE                     30,000
INTEL CORP                  Common Stock    458140100      14,703         109,980    SH        SOLE                    109,980
INTERPUBLIC GROUP COS INC   Common Stock    460690100       4,902         114,000    SH        SOLE                    114,000
JOHNSON & JOHNSON           Common Stock    478160104       8,680          85,200    SH        SOLE                     85,200
KIMBERLY-CLARK CORP         Common Stock    494368103       1,148          20,000    SH        SOLE                     20,000
LIMITED                     Common Stock    532716107       1,730          80,000    SH        SOLE                     80,000
LUCENT TECHNOLOGIES         Common Stock    549463107       5,747          97,000    SH        SOLE                     97,000
MACROMEDIA                  Common Stock    556100105       3,626          37,500    SH        SOLE                     37,500
MCGRAW-HILL COS             Common Stock    580645109       1,080          20,000    SH        SOLE                     20,000
MEDIMMUNE                   Common Stock    584699102       6,438          87,000    SH        SOLE                     87,000
MELLON FINANCIAL CORP       Common Stock    58551A108       6,289         172,606    SH        SOLE                    172,606
MERCK & CO                  Common Stock    589331107       3,995          52,138    SH        SOLE                     52,138
MERCURY INTERACTIVE CORP    Common Stock    589405109       3,870          40,000    SH        SOLE                     40,000
METROMEDIA FIBER            Common Stock    591689104       8,334         210,000    SH        SOLE                    210,000
MICROSOFT CORP              Common Stock    594918104      11,536         144,204    SH        SOLE                    144,204
MINNESOTA MINING & MFG      Common Stock    604059105       4,399          53,000    SH        SOLE                     53,000
NEW YORK TIMES CO A         Common Stock    650111107       2,765          70,000    SH        SOLE                     70,000
NEXTEL COMMUNICATIONS       Common Stock    65332V103       6,853         112,000    SH        SOLE                    112,000
ORACLE CORP                 Common Stock    68389X105       7,650          91,000    SH        SOLE                     91,000
PEPSICO                     Common Stock    713448108       4,222          95,000    SH        SOLE                     95,000
PFIZER                      Common Stock    717081103       9,636         200,750    SH        SOLE                    200,750
PMC-SIERRA                  Common Stock    69344F106       4,087          23,000    SH        SOLE                     23,000
QUALCOMM                    Common Stock    747525103       6,060         101,000    SH        SOLE                    101,000
QWEST COMMUNI. INT'L        Common Stock    749121109       5,714         115,000    SH        SOLE                    115,000
RADIOSHACK CORP             Common Stock    750438103       7,864         166,000    SH        SOLE                    166,000
SAFEWAY INC                 Common Stock    786514208       4,567         101,218    SH        SOLE                    101,218
SANMINA CORP                Common Stock    800907107       8,892         104,000    SH        SOLE                    104,000
SBC COMMUNICATIONS          Common Stock    78387G103       3,417          79,000    SH        SOLE                     79,000
SCHLUMBERGER                Common Stock    806857108       4,627          62,000    SH        SOLE                     62,000
SEALED AIR CORP             Common Stock    81211K100       7,139         136,300    SH        SOLE                    136,300
SEARS  ROEBUCK & CO         Common Stock    812387108       2,610          80,000    SH        SOLE                     80,000
SUN MICROSYSTEMS            Common Stock    866810104      10,003         110,000    SH        SOLE                    110,000
TERADYNE                    Common Stock    880770102       2,499          34,000    SH        SOLE                     34,000
TEXAS INSTRUMENTS           Common Stock    882508104       9,342         136,000    SH        SOLE                    136,000
TIME WARNER                 Common Stock    887315109       4,940          65,000    SH        SOLE                     65,000
TYCO INTERNATIONAL          Common Stock    902124106       7,059         149,000    SH        SOLE                    149,000
UNITED PARCEL SERVICE       Common Stock    911312106       4,130          70,000    SH        SOLE                     70,000
VERISIGN INC                Common Stock    92343E102       4,174          23,650    SH        SOLE                     23,650
VIACOM B                    Common Stock    925524308       9,495         139,247    SH        SOLE                          0
VISTEON CORP                Common Stock    92839U107         127          10,474    SH        SOLE                     10,474
WAL-MART STORES             Common Stock    931142103      10,027         174,000    SH        SOLE                    174,000
WELLPOINT HEALTH NETWKS     Common Stock    94973H108       3,042          42,000    SH        SOLE                     42,000
WORLDCOM INC                Common Stock    98157D106      10,705         233,350    SH        SOLE                    233,350
YAHOO! INC                  Common Stock    984332106       3,716          30,000    SH        SOLE                     30,000
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